Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deductible input VAT	7,402	10,769	1,540
Prepayments	11,853	4,995	714
Deposits	6,136	2,399	343
Interest receivable	177	70	10
Others	395	378	54

Total	25,963	18,611	2,661